INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Net revenue	$ 1,899	$ 1,688	$ 5,319	$ 4,961
Cost of revenue	1,328	1,269	3,792	3,779
Gross profit	571	419	1,527	1,182
Research and development expenses	184	124	490	385
Selling, general and administrative expenses and other	157	100	453	255
Operating expenses	341	224	943	640
Income from operations	230	195	584	542
Finance income (expense), net	9	18	33	49
Other income (expense), net	(439)	8	(436)	46
Income (loss) before income taxes	(200)	221	181	637
Income tax (expense) benefit	(70)	28	(180)	51
Net income (loss)	(270)	249	1	688
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	(271)	248	(2)	686
Non-controlling interests	1	1	3	2
Net income (loss)	$ (270)	$ 249	$ 1	$ 688
Net earnings (loss) per share attributable to the equity holders of the Company:
Basic (in USD per share)	$ (0.49)	$ 0.45	$ 0	$ 1.24
Diluted (in USD per share)	$ (0.49)	$ 0.44	$ 0	$ 1.23
Weighted average ordinary shares outstanding:
Basic (in shares)	551	555	552	555
Diluted (in shares)	551	559	552	557